Short-Term Investments	6 Months Ended
Mar. 31, 2024
Short-Term Investments [Abstract]
SHORT-TERM INVESTMENTS

NOTE 7 — SHORT-TERM INVESTMENTS

The Company’s short-term investments consist of wealth management financial products purchased from financial institution, which can be redeemed anytime at the Company’s discretion. The financial institution invests the Company’s fund in certain financial instruments including debt and money market securities to generate investment income. Short-term investments consisted of the following:

	As of
	March 31, 2024	September 30, 2023
	(Unaudited)
Beginning balance	$13,219,005	$13,148,594
Purchase of short-term investments	313,541	-
Sale of short-term investments	(313,541)	-
Realized (loss) gain on short-term investments	(3,094,084)	38,530
Change in fair value of short-term investments	(7,617,502)	-
Foreign currency translation adjustments	20,184	31,881
Ending balance of short-term investments	$2,527,603	$13,219,005

Realized (loss) gain generated from such short-term investments amounted to $(3,094,084) and $166,931 for the six months ended March 31, 2024 and 2023, respectively. The Company recorded $7,617,502 and nil change in fair value of short-term investments for the six months ended March 31, 2024 and 2023, respectively.